Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Property [Abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2019 and 2018 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2019
Balances at beginning of the year	596	7	174	777
Net gains (losses) from fair value adjustments charged to profit or loss	23	(6)	(5)	12
Disposals during the year	(11)	—	—	(11)
Balances at end of the year	608	1	169	778
December 31, 2018
Balances at beginning of the year	1,322	8	305	1,635
Net gains (losses) from fair value adjustments charged to profit or loss	389	(1)	(10)	378
Transfers to property and equipment	(1,115)	—	(121)	(1,236)
Balances at end of the year	596	7	174	777